CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 21,460	$ 16,182
Restricted cash	456
Trade receivables (net of allowance for doubtful accounts of $ 145 and $ 226 at December 31, 2010 and 2011, respectively)	14,484	5,511
Other receivables and prepaid expenses	1,823	1,350
Deferred tax assets	1,406	1,681
Total current assets	39,629	24,724
LONG-TERM ASSETS:
Other long-term assets	3,546	2,955
Severance pay fund	10,172	4,908
Capitalized software development costs, net	17,399	13,822
Other intangible assets, net	14,193	1,545
Goodwill	66,715	9,604
Property and equipment, net	1,814	1,161
Total long-term assets	113,839	33,995
Total assets	153,468	58,719
CURRENT LIABILITIES:
Trade payables	2,559	1,693
Employees and payroll accruals	8,957	3,321
Accrued expenses and other liabilities	10,774	8,325
Deferred revenues	9,603	6,517
Total current liabilities	31,893	19,856
LONG-TERM LIABILITIES:
Other long-term liabilities	617	299
Accrued severance pay	10,711	4,446
Total long-term liabilities	11,328	4,745
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital:
Preferred shares of € 0.01 par value: Authorized - 1,000,000 shares at December 31, 2011; Issued and outstanding: None at December 31, 2011
Common shares of € 0.01 par value: Authorized: 54,000,000 shares at December 31, 2011; Issued: 22,373,130 and 40,008,926 shares at December 31, 2010 and 2011, respectively; Outstanding: 22,044,834 and 39,680,630 shares at December 31, 2010 and 2011, respectively	534	282
Additional paid-in capital	207,930	133,136
Treasury shares, at cost - 328,296 common shares at December 31, 2011 and 2010	(2,423)	(2,423)
Foreign currency translation adjustments	(6,277)	(657)
Accumulated deficit	(90,477)	(96,374)
Total Sapiens International Corporation N.V. shareholders' equity	109,287	33,964
Non-controlling interests	960	154
Total equity	110,247	34,118
Total liabilities and equity	$ 153,468	$ 58,719